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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                     FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


       1.       Name and address of issuer:

                PaineWebber Series Trust
                1285 Avenue of the Americas
                New York, NY 10019

       2. Name of each series or class of funds for which this notice is filed:

                Aggressive Growth Portfolio
                Asset Allocation Portfolio
                Balanced Portfolio
                Global Growth Portfolio
                Global Income Portfolio
                Growth Portfolio
                Growth and Income Portfolio
                High Grade Fixed Income Portfolio
                Money Market Portfolio
                Strategic Fixed Income Portfolio


       3.       Investment Company Act File Number:

                811-4919

                Securities Act File Number:

                33-10438


       4.       Last day of fiscal year for which this notice is filed:

                December 31, 1995

       5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           /_/

       6. Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):








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       7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                2,099,132 shares representing $2,099,132


       8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                None


       9. Number and aggregate sale price of securities sold during the fiscal year:

                None

                (NOTE: All 21,238,130 shares representing $51,069,367 sold during the fiscal year were sold to unmanaged separate accounts that offer interests therein that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid. Pursuant to Instruction B.5, these shares have been excluded from the securities reported in this Item.)

       10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                None


       11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                Not applicable




















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       12.      Calculation of registration fee:

                (i)     Aggregate sale price of
                        securities sold during the
                        fiscal year in reliance on
                        rule 24f-2 (from Item 10):      $              0
                                                             -----------------
           (ii)         Aggregate price of shares
                        issued in connection with
                        dividend reinvestment plans
                        (from Item 11, if applicable):  $       n/a
                                                             -----------------

          (iii)         Aggregate price of shares
                        redeemed or repurchased during
                        the fiscal year
                        (if applicable):                 $               0
                                                             -----------------

           (iv)         Aggregate price of shares
                        redeemed or repurchased and
                        previously applied as a
                        reduction to filing fees
                        pursuant to rule 24e-2
                        (if applicable):                 $              0
                                                             -----------------

                (v)     Net aggregate price of
                        securities sold and issued
                        during the fiscal year in
                        reliance on rule 24f-2
                        [line (i), plus line (ii),
                        less line (iii), plus line
                        (iv)] (if applicable):          $              0
                                                             -----------------

           (vi)         Multiplier prescribed by
                        Section 6(b) of the
                        Securities Act of 1933 or
                        other applicable law or
                        regulation (see Instruction
                        C.6):                           $              0
                                                             -----------------

       13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           /_/

                Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:







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                                     SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)   /s/ C. William Maher
                                 -------------------------------------
                                 C. William Maher
                                 -------------------------------------
                                 Vice President & Asst Treasurer
                                 -------------------------------------

       Date     February 26, 1996
                ------------------------













































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